Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 19, 2022
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 20, 2022
Document Effective Date	Aug. 20, 2022
Prospectus Date	Aug. 20, 2022
KPOP and Korean Entertainment ETF | KPOP and Korean Entertainment ETF
Risk/Return:
Trading Symbol	KPOP